Loss Per Share (Details) - QDM Holdings Limited [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Numerator:
Net loss attributable to ordinary shareholders - basic and diluted					$ (25,083)	$ (67,395)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	50,000	1,282	50,000	1,282	30,780	1,223
Loss per share attributable to ordinary shareholders - basic and diluted	$ (0.62)	$ (8.66)	$ (1.11)	$ (5.95)	$ (0.81)	$ (55.11)